UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 6

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2011

Date of reporting period:	2/28/2011

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	FEBRUARY 28, 2011

Prudential California Muni Income Fund

Fund Type Municipal bond Objective Maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

April 15, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential California Muni Income Fund

Prudential California Muni Income Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares). Gross operating expenses: Class A, 0.95%; Class B, 1.15%; Class C, 1.65%; Class Z, 0.65%. Net operating expenses: Class A, 0.90%; Class B, 1.15%; Class C, 1.47%; Class Z, 0.65%, after contractual reduction through 12/31/2011 for Class A shares and 12/31/2010 for Class C shares.

Cumulative Total Returns (Without Sales Charges) as of 2/28/11
	Six Months	One Year	Five Years	Ten Years
Class A	–4.99%	0.42%	16.05%	48.57%
Class B	–5.11	0.18	14.62	44.93
Class C	–5.27	–0.11	13.20	41.36
Class Z	–4.97	0.68	17.58	52.41
Barclays Capital Municipal Bond Index	–3.51	1.72	22.05	59.59
Lipper California (CA) Muni Debt Funds Avg.	–5.76	0.17	11.22	41.12

Average Annual Total Returns (With Sales Charges) as of 3/31/11
		One Year	Five Years	Ten Years
Class A		–3.88%	2.27%	3.51%
Class B		–4.90	2.69	3.68
Class C		–1.38	2.59	3.42
Class Z		0.38	3.36	4.20
Barclays Capital Municipal Bond Index		1.63	4.14	4.66
Lipper California (CA) Muni Debt Funds Avg.		–0.56	2.03	3.35

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 4.00% and a 12b-1 fee of up to 0.30% annually. Investors who purchase Class A shares in an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC) of 1% for shares sold within 12 months of purchase. Under certain limited circumstances, an exchange may be made from Class A shares to Class Z shares of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively for the first six years after purchase and a 12b-1 fee of up to 0.50% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a CDSC of 1% for 12 months from the date of purchase and the annual 12b-1 fee will remain up to 1%. Class Z shares are

2	Visit our website at www.prudentialfunds.com

not subject to a sales charge or 12b-1 fee. The returns on investment in the graph and the returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Barclays Capital Municipal Bond Index

The Barclays Capital Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

Lipper California (CA) Muni Debt Funds Average

The Lipper CA Muni Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper CA Muni Debt Funds category for the periods noted. Funds in the Lipper Average limit their assets to those securities that are exempt from taxation in California.

Investors cannot invest directly in an index or average. The returns for the Barclays Capital Municipal Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Issues expressed as a percentage of net assets as of 2/28/11
Southern California Pub. Pwr. Auth. Rev., Palo Verde Proj., Ser. C, A.M.B.A.C., E.T.M., Rfdg., C.A.B.S., 7/01/16, 2.590%	7.4%
Sacramento City Fin. Auth., Tax Alloc. Comb. Proj., Ser. B, C.A.B.S., N.A.T.L., 11/01/16, 5.150%	2.2
Sacramento City Fin. Auth., Ser. B, C.A.B.S., N.A.T.L., 11/01/17, 5.510%	2.0
Long Beach Hbr. Rev., Rfdg., Ser. A, A.M.T., N.A.T.L., 5/15/19, 6.000%	1.8
Glendale Redev. Agy. Tax Alloc., Central Glendale Redev. Proj., N.A.T.L., 12/01/19, 5.250%	1.7

Issues are subject to change.

Distributions and Yields as of 2/28/11
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent 30-Day Yield* at Federal Tax Rates of
			33%	35%
Class A	$0.24	4.12%	6.80%	7.01%
Class B	0.23	4.04	6.67	6.87
Class C	0.21	3.54	5.84	6.02
Class Z	0.25	4.54	7.49	7.72

*Taxable equivalent yields reflect federal and applicable state tax rates.

Prudential California Muni Income Fund	3

Your Fund’s Performance (continued)

Credit Quality* expressed as a percentage of net assets as of 2/28/11
Aaa	3.7%
Aa	27.3
A	37.0
Baa	20.2
Not Rated	10.6
Total Investments	98.8
Other assets in excess of liabilities	1.2
Net Assets	100%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit quality is subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2010, at the beginning of the period, and held through the six-month period ended February 28, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Prudential California Muni Income Fund	5

Fees and Expenses (continued)

expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential California Muni Income Fund		Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$950.10	0.90%	$4.35
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51

Class B	Actual	$1,000.00	$948.90	1.15%	$5.56
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76

Class C	Actual	$1,000.00	$947.30	1.47%	$7.10
	Hypothetical	$1,000.00	$1,017.50	1.47%	$7.35

Class Z	Actual	$1,000.00	$950.30	0.65%	$3.14
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2011, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

Portfolio of Investments

as of February 28, 2011 (Unaudited)

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 98.8%

Municipal Bonds
Abag Fin. Auth. For Nonprofit Corp. Rev., San Diego Hosp. Assoc., Ser. C	A2	5.375%	03/01/21	$1,665	$1,677,604
Sharp Healthcare	A2	6.250	08/01/39	1,000	1,005,130
California County Tobacco Securitization Agy., Rev., Convertible, C.A.B.S. (Converted to 5.250% on 12/01/10)	Baa3	5.250	06/01/21	1,000	881,610
Tobacco Conv. Bonds	NR	5.100	06/01/28	1,035	818,613
California Edl. Facs. Auth. Rev., Loyola Marymount Univ., Ser. A	A2	5.125	10/01/40	1,000	897,220
Univ. Southern CA, Ser. A, Rfdg.	Aa1	5.250	10/01/38	1,500	1,516,770
California Health Facs. Fing. Auth. Rev., Catholic Healthcare West, Ser. A	A2	6.000	07/01/39	2,000	2,005,000
Episcopal Home, Ser. B	A-(c)	6.000	02/01/32	1,000	966,450
Providence Health, Ser. B	Aa2	5.500	10/01/39	1,500	1,437,450
Providence Health, Ser. C (Pre-refunded date 10/01/18)(e)	Aa2	6.500	10/01/38	20	25,310
Providence Health, Ser. C, Unrefunded Balance	Aa2	6.500	10/01/38	980	1,062,849
Scripps Health, Ser. A	Aa3	5.000	10/01/22	500	509,305
Scripps Health, Ser. A	Aa3	5.000	11/15/36	1,000	868,510
St. Joseph Health Sys., Ser. A	A1	5.750	07/01/39	1,000	1,000,570
Stanford Hosp., Ser. C, Rfdg.	Aa3	5.000	11/15/36	2,000	1,839,880
California Hsg. Fin. Agy. Rev., Home Mtge.-83, Ser. A, C.A.B.S.(b)	A3	7.540	02/01/15	3,850	2,704,818
California Infrastructure & Econ. Dev. Rev., Bay Area Toll Brdgs. 1st Lien (Pre-refunded date 01/01/28)(d)(e)	Aaa	5.000	07/01/33	1,700	1,906,788
Bk. Rev. & Econ. Dev. Walt. Dis. Fam. Musm., Walt & Lilly Disney	A1	5.250	02/01/38	2,000	1,882,020
California Municipal Fin. Auth. Ed. Rev., Amern. Heritage Ed. Foundation Proj., Ser. A	BBB-(c)	5.250	06/01/26	1,100	904,970
California Municipal Fin. Auth. Rev., Eisenhower Med. Ctr., Ser. A	Baa1	5.750	07/01/40	500	457,165

See Notes to Financial Statements.

Prudential California Muni Income Fund	7

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Municipal Bonds (cont’d)
California Poll. Ctrl. Fin. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	Baa2	5.250%	08/01/40	$1,250	$1,171,825
California Rural Home Mtge. Fin. Auth., Sngl. Fam. Mtge. Rev., Mtge. Bkd. Secs., Ser. D, F.N.M.A., G.N.M.A., A.M.T.	A-(c)	6.000	12/01/31	35	35,451
California St. Dept. Wtr. Res. Pwr. Rev.,
Central VY Proj., Ser. A	Aa1	5.000	12/01/29	2,000	2,077,520
Central VY Proj., Ser. AF	Aa1	5.000	12/01/29	1,500	1,561,515
California St. Pub. Wks. Brd. Lease Rev.,
Dept. General Service, Ser. J	A2	5.250	06/01/28	750	712,380
Var. Cap. Proj., Ser. G-1	A2	5.750	10/01/30	750	738,698
Var. Cap. Proj., Sub. Ser. I-1	A2	6.375	11/01/34	750	768,982
California St.,
GO	A1	6.000	04/01/38	3,000	3,096,720
GO Unrefunded Balance	A1	5.500	04/01/30	5	5,036
Var. Purp., GO	A1	5.000	10/01/29	1,500	1,478,505
Var. Purp., GO	A1	5.250	11/01/40	750	715,290
Var. Purp., GO	A1	5.500	11/01/39	1,000	989,950
Var. Purp., GO	A1	5.500	03/01/40	2,000	1,979,960
Var. Purp., GO	A1	6.000	03/01/33	2,750	2,886,455
Var. Purp., GO	A1	6.000	11/01/39	1,500	1,548,960
California Statewide Cmntys. Dev. Auth. Rev.,
Cottage Health	A+(c)	5.000	11/01/40	1,600	1,348,352
Drew Sch.	NR	5.300	10/01/37	1,500	1,113,810
Irvine LLC, UCI East Rfdg.	Baa2	5.000	05/15/32	2,000	1,714,500
John Muir Health	A1	5.125	07/01/39	750	673,222
Polytechnic Sch.	A1	5.000	12/01/34	2,000	1,858,100
Spl. Tax No. 97-1, C.A.B.S.(b)	NR	7.640	09/01/22	4,020	1,657,245
Sr. Living-Southn. Calif. Presbyterian Homes	BBB(c)	7.250	11/15/41	500	521,880
St. Joseph, Rmkt., A.G.C, Ser. F	Aa3	5.250	07/01/21	2,500	2,688,750
Sutter Health, Ser. A	Aa3	6.000	08/15/42	2,000	1,980,400
Windrush Sch.	NR	5.500	07/01/37	1,000	713,550
California Statewide Cmntys. Dev. Auth. Sch. Fac. Rev., Aspire Pub. Schs.	NR	6.000	07/01/30	1,000	914,520

See Notes to Financial Statements.

8	Visit our website at www.prudentialfunds.com

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Municipal Bonds (cont’d)
Chico Redev. Agy. Tax Alloc., Chico Amended & Merged Redev., A.M.B.A.C.	A+(c)	5.000%	04/01/30	$2,445	$2,087,468
Chula Vista Calif. Indl. Dev. Rev., San Diego Gas-D-Rmkt.	Aa3	5.875	01/01/34	1,000	1,035,930
Chula Vista Dev. Agy. Rev., Rfdg. Tax Alloc.
Sub. Bayfront, Ser. B	NR	5.250	10/01/27	1,540	1,246,676
Coronado Cmnty. Dev. Agy. Tax. Alloc.,
Dev. Proj., A.M.B.A.C.	AA-(c)	5.000	09/01/24	2,000	1,928,240
Corona-Norco Uni. Sch. Dist. Spl. Tax Cmnty. Facs. Dist. No. 98-1, N.A.T.L.	Baa1	5.000	09/01/22	1,060	1,064,950
El Dorado Cnty., Spl. Tax, Cmnty. Facs.,
Dist. No. 92-1	NR	6.125	09/01/16	880	885,245
Dist. No. 92-1	NR	6.250	09/01/29	475	441,128
El Dorado Irr. Dist. Partn., Ser. A, A.G.C., C.O.P.	Aa3	5.750	08/01/39	1,000	1,014,500
Elsinore Valley Municipal Wtr. Dist., C.O.P., B.H.A.C.	Aa1	5.000	07/01/29	750	765,653
Folsom Spl. Tax, Cmnty. Facs., Dist. No. 7, Broadstone	NR	6.000	09/01/24	2,450	2,454,459
Foothill/Eastern Trans. Corr. Agy. Rev., Toll Rd., Convertible C.A.B.S. (Converted to 5.875% on 07/15/09)	Baa3	5.875	01/15/28	2,890	2,556,321
Glendale Redev. Agy. Tax Alloc., Central Glendale Redev. Proj., N.A.T.L.	Baa1	5.250	12/01/19	3,275	3,294,781
Golden St. Tobacco Securitization Corp., Calif. Tobacco Settlement Rev.,
Asset Bkd., Sr. Ser. A-1	Baa3	5.750	06/01/47	2,500	1,661,800
Enhanced Asset Bkd., Ser. A	A2	5.000	06/01/45	1,000	797,090
Golden St. Tobacco Securitization Rev., Asset-Bkd., Ser. 2003-A-1 (Pre-refunded date 06/01/13)(e)	Aaa	6.750	06/01/39	2,700	3,048,354
Ser. A, Convertible C.A.B.S., A.M.B.A.C. (Converted to 4.600% on 06/01/10)	A2	4.600	06/01/23	3,000	2,741,730

See Notes to Financial Statements.

Prudential California Muni Income Fund	9

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Municipal Bonds (cont’d)
Golden West Sch. Fin. Auth. Rev., Rfdg. Ser. A., C.A.B.S., N.A.T.L.(b)	Baa1	5.400%	02/01/19	$2,110	$1,337,402
Guam Govt. Ltd. Oblig. Rev., Section 30, Ser. A	BBB-(c)	5.750	12/01/34	500	486,695
La Mesa-Spring Valley Sch. Dist., GO, Election of 2002, Ser. B, C.A.B.S., N.A.T.L.(b)	Aa2	5.840	08/01/23	2,000	930,400
La Quinta Redev. Agy. Tax Alloc., Rfdg. Proj. Area No. 1, N.A.T.L.	Baa1	7.300	09/01/11	1,000	1,023,860
Lincoln Impt. Bond Act of 1915, Pub. Rev.,
Fin. Auth., Twelve Bridges	NR	6.200	09/02/25	2,525	2,466,067
Long Beach Hbr. Rev., Rfdg., Ser. A, A.M.T., N.A.T.L.	Aa2	6.000	05/15/19	3,000	3,427,380
Long Beach Redev. Agy., Dist. No. 3, Spl. Tax Rev.,
Pine Ave.	NR	6.375	09/01/23	2,650	2,549,644
Los Angeles Calif. Cmnty. College Dist.,
2003 Election, Ser. F-1, GO	Aa1	5.000	08/01/33	3,250	3,156,010
2008 Election, Ser. A, GO	Aa1	6.000	08/01/33	2,000	2,140,300
2008 Election, Ser. C, GO	Aa1	5.250	08/01/39	750	739,072
Los Angeles Calif. Dept. Arpts. Rev., Ser. A	Aa3	5.000	05/15/34	1,000	960,120
Los Angeles Dept. of Wtr. & Pwr Rev., Ser. A	Aa3	5.000	07/01/39	1,000	951,960
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.,
Ser. A	Aa2	5.375	07/01/38	1,530	1,535,217
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev., Linked, S.A.V.R.S., R.I.B.S.	Aa1	5.750	08/10/18	2,000	2,318,240
Unrefunded Balance Ser. A	Aa1	5.750	07/01/21	2,240	2,636,726
M-S-R Energy Auth. Calif., Ser. A	A(c)	6.500	11/01/39	1,000	1,035,760
Ontario Special Assessment Impt. Bond Act of 1915, Assmt. Dist. 100C, Cmnty. Ctr. III	NR	8.000	09/02/11	115	117,735
Palomar Pomerado Healthcare Dist. Calif. Ctfs. Partn.	Baa3	6.000	11/01/41	1,200	1,060,116

See Notes to Financial Statements.

10	Visit our website at www.prudentialfunds.com

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Municipal Bonds (cont’d)
Perris Cmnty. Facs. Dist., Spec. Tax No. 01-2 Avalon, Ser. A	NR	6.250%	09/01/23	$2,000	$1,998,260
Pico Rivera Wtr. Auth. Rev., Wtr. Sys. Proj., Ser. A, N.A.T.L.	Baa1	5.500	05/01/29	1,500	1,533,060
Pittsburg Redev. Agy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., A.M.B.A.C., C.A.B.S.(b)	A+(c)	6.510	08/01/26	1,375	446,930
Ser. B, A.G.C., A.M.T. (Pre-refunded date 08/01/13)(e)	Aa3	5.800	08/01/34	1,700	1,935,994
Port Oakland, Inter. Lien, Ser. A, N.A.T.L., A.M.T., Rfdg.	A3	5.000	11/01/29	3,000	2,551,650
Puerto Rico Comnwlth., Rfdg. Pub. Impt.,
Ser. C, GO,	A3	6.000	07/01/39	400	388,304
Puerto Rico Elec. Pwr. Auth. Rev., Ser. XX	A3	5.250	07/01/40	1,000	868,610
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Rfdg., Govt. Fasc., Ser. P	A3	6.750	07/01/36	250	264,490
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
First Sub. Ser. A	A1	5.500	08/01/42	750	701,220
First Sub. Ser. A	A1	5.750	08/01/37	400	395,160
First Sub. Ser. A	A1	6.000	08/01/42	700	696,038
First Sub. Ser. C	A1	5.250	08/01/41	1,500	1,351,170
Rancho Mirage Jt. Pwrs. Fing. Auth. Rev.,
Eisenhower Med. Ctr., Ser. A	Baa1	5.000	07/01/47	2,500	1,927,675
Redding Elec. Sys. Rev., C.O.P. Linked S.A.V.R.S., R.I.B.S., N.A.T.L., E.T.M.(e)	Baa1	6.368	07/01/22	95	113,327
N.A.T.L., E.T.M.(e)(f)(g)(h)	Baa1	11.937	07/01/22	2,315	3,208,173
Riverside Cnty. Calif. Redev. Agy. Tax Alloc., Intst. 215 Corridor, Ser. E	Baa2	6.500	10/01/40	1,000	953,360
Rocklin Uni. Sch. Dist., Ser. C, GO, C.A.B.S., N.A.T.L.(b)	Baa1	4.080	08/01/16	1,400	1,103,746
Sacramento City Fin. Auth., Ser. B, C.A.B.S., N.A.T.L.(b)	Baa1	5.510	11/01/17	5,695	3,909,219
Tax Alloc. Comb. Proj., Ser. B, C.A.B.S., N.A.T.L.(b)	Baa1	5.150	11/01/16	5,700	4,226,835

See Notes to Financial Statements.

Prudential California Muni Income Fund	11

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Municipal Bonds (cont’d)
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Var.-Regl., Ser. B, N.A.T.L.(g)	Aa3	0.728%	12/01/35	$1,000	$632,810
San Bernardino Cmnty. College Dist., Election 2002,
Ser. A, GO	Aa2	6.250	08/01/33	1,750	1,865,238
San Diego Redev., Agy., Tax Alloc., North Bay Redev.	A3	5.875	09/01/29	3,000	2,821,290
San Diego Regl. Bldg. Auth. Lease Rev., Ctny. Operations Ctr. & Annex A	Aa3	5.375	02/01/36	1,000	992,490
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, GO, N.A.T.L.	Aa1	6.000	07/01/19	1,000	1,190,290
San Francisco Calif. City. & Cnty. Arpts. Commn. Int’l. Arpt., Second Ser., Ser. F	A1	5.000	05/01/40	1,000	894,440
San Francisco Calif. City & Cnty. Redev. Fing. Auth. Tax Alloc. Mission Bay North Redev., Ser. C	A-(c)	6.500	08/01/39	1,000	970,960
San Jose Calif. Redev. Agy. Tax Alloc., Rfdg., Merged Area Redev. Proj., Hsgset. Aside, Ser. A-1	A1	5.500	08/01/35	1,000	841,930
San Jose Calif. Library & Park Proj., GO	Aaa	5.000	09/01/33	2,200	2,230,624
San Jose Evergreen Cmnty. College Dist. Election 2004, Ser. B, A.G.C., GO(b)	Aa1	4.030	09/01/17	1,000	769,140
San Leandro Cmnty. Facs., Spl. Tax, Dist. No.1	NR	6.500	09/01/25	2,160	2,147,969
San Mateo Cnty Calif. Jt. Pwrs. Fin. Auth.	Aa2	5.000	07/15/33	1,000	948,340
Santa Margarita Dana Point Auth. Impt. Rev., Dists., 3,3A, 4, 4A, Ser. B, N.A.T.L.	Baa1	7.250	08/01/14	2,000	2,243,320
Santa Maria Joint Union H.S. Dist., Election of 2004, C.A.B.S., GO, N.A.T.L.(b)	Aa3	6.710	08/01/29	1,250	356,137

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Municipal Bonds (cont’d)
Santa Monica Cmnty. College Dist. Election 2002, Ser. A, GO, N.A.T.L., C.A.B.S.(b)	Aa1	6.230%	08/01/28	$1,055	$353,763
South Bayside Waste Mgmt. Auth. Calif. Solid Waste Enterprise Shoreway Environmental	A3	6.000	09/01/36	500	489,770
Southern California Pub. Pwr. Auth. Rev., Palo Verde Proj., Ser. C, A.M.B.A.C., E.T.M., Rfdg., C.A.B.S.(b)(e)	A1	2.590	07/01/16	16,325	14,194,587
PNC G.I.C. Proj. Rev.	A2	6.750	07/01/13	1,000	1,117,140
Tobacco Securitization Auth. Northn. Calif. Rev., Asset-Bkd. Tobacco Settlement, Ser. A	Baa3	5.500	06/01/45	2,000	1,257,200
Torrance Hosp. Rev., Torrance Mem. Med. Ctr.,
Ser. A	A2	5.000	09/01/40	1,000	825,580
Ser. A	A2	6.000	06/01/22	2,000	2,037,000
Tuolumne Wind Proj. Auth. Calif. Rev.,
Tuolumne Co. Proj., Ser. A	A1	5.625	01/01/29	1,000	1,046,660
Tustin Calif. Cmnty. Redev. Agy. Tax Alloc.
Tustin Redev. Proj. Area	A(c)	5.000	09/01/40	1,000	792,170
University of Calif. Rev.,
Gen., Ser. O	Aa1	5.750	05/15/34	1,250	1,310,700
Ser. Q	Aa1	5.000	05/15/34	1,000	962,710
UCLA Med. Ctr., Ser. A, A.M.B.A.C., Unrefunded Bal.	NR	5.250	05/15/30	1,000	940,000
Ventura Cnty. Calif. Cmnty. College, GO	Aa2	5.500	08/01/33	2,000	2,062,560
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln., Diago, Ser. A	Baa3	6.750	10/01/37	250	251,855

Total Investments 98.8% (cost $190,754,751; Note 5)					190,336,531
Other assets in excess of liabilities(i) 1.2%					2,406,826

Net Assets 100.0%					$192,743,357

See Notes to Financial Statements.

Prudential California Muni Income Fund	13

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

*	The ratings reflected are as of February 28, 2011. Ratings of certain bonds may have changed subsequent to that date.
†	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(a)	The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

A.G.C.—Assured Guaranty Corp.

A.M.B.A.C.—American Municipal Bond Assurance Corp.

A.M.T.—Alternative Minimum Tax.

B.H.A.C.—Berkshire Hathaway Assurance Corp.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.N.M.A.—Federal National Mortgage Association.

G.I.C.—Group Insurance Commission.

G.N.M.A.—Government National Mortgage Association.

GO—General Obligation.

N.A.T.L.—National Public Finance Guaranty Corp.

NR—Not Rated by Moody’s or Standard & Poor’s.

R.I.B.S.—Residual Interest Bonds.

S.A.V.R.S.—Select Auction Variable Rate Securities.

(b)	Represents zero coupon bond. Rate shown reflects the effective yield at February 28, 2011.
(c)	Standard & Poor’s Rating.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	All or partial escrowed to maturity and pre-refunded securities are secured by escrowed cash and/or U.S. guaranteed obligations.
(f)	Indicates a security that has been deemed illiquid.
(g)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2011.
(h)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at February 28, 2011.
(i)	Other assets in excess of liabilities includes net unrealized depreciation on financial futures contracts as follows:

Open futures contracts outstanding at February 28, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 28, 2011	Unrealized (Depreciation)
	Short Positions:
10	5 Year U.S. Treasury Notes	Jun. 2011	$1,156,283	$1,169,375	$(13,092)
18	10 Year U.S. Treasury Notes	Jun. 2011	2,113,428	2,142,844	(29,416)
17	U.S. Long Bonds	Jun. 2011	2,000,113	2,045,844	(45,731)

					$(88,239)

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$190,336,531	$—
Other Financial Instruments*
Futures Contracts	(88,239)	—	—

Total	$(88,239)	$190,336,531	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2011 were as follows:

Special Tax/Assessment District	24.1%
General Obligation	15.6
Healthcare	13.9
Pre-Refunded	12.7
Water & Sewer	7.3
Education	6.0
Transportation	5.4
Lease Backed Certificates of Participation	3.2
Power	2.6

See Notes to Financial Statements.

Prudential California Muni Income Fund	15

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Tobacco	2.4%
Tobacco Appropriated	1.8
Housing	1.4
Corporate Backed IDB & PCR	1.1
Other Muni	1.0
Solid Waste/Resource Recovery	0.3

98.8
Other assets in excess of liabilities	1.2

Net Assets	100.0%

Industry classification is subject to change.

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments is interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	—	—	Due to broker—variation Margin	$88,239	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Interest rate contracts	$310,119

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(48,488)

For the six months ended February 28, 2011, the Fund’s average value at trade date for futures short positions was $8,033,906.

See Notes to Financial Statements.

Prudential California Muni Income Fund	17

Statement of Assets and Liabilities

as of February 28, 2011 (Unaudited)

Assets
Unaffiliated investments, at value (cost $190,754,751)	$190,336,531
Interest receivable	2,489,022
Receivable for investments sold	476,966
Receivable for Fund shares sold	75,969
Prepaid expenses	2,450

Total assets	193,380,938

Liabilities
Payable for Fund shares reacquired	312,323
Payable to custodian	95,355
Management fee payable	73,714
Accrued expenses	58,996
Distribution fee payable	43,989
Dividends payable	25,323
Deferred trustees’ fees	17,469
Due to broker—variation margin	7,031
Affiliated transfer agent fee payable	3,381

Total liabilities	637,581

Net assets	$192,743,357

Net assets were comprised of:
Shares of beneficial interest, at par	$194,129
Paid-in capital in excess of par	192,515,870

192,709,999
Undistributed net investment income	208,015
Accumulated net realized gain on investment and financial futures transactions	331,802
Net unrealized depreciation on investments and financial futures	(506,459)

Net assets, February 28, 2011	$192,743,357

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Class A
Net asset value and redemption price per share ($152,792,384 ÷ 15,389,878 shares of beneficial interest issued and outstanding)	$9.93
Maximum sales charge (4.00% of offering price)	0.41

Maximum offering price to public	$10.34

Class B
Net asset value, offering price and redemption price per share ($6,317,335 ÷ 636,294 shares of beneficial interest issued and outstanding)	$9.93

Class C
Net asset value, offering price and redemption price per share ($16,176,438 ÷ 1,629,292 shares of beneficial interest issued and outstanding)	$9.93

Class Z
Net asset value, offering price and redemption price per share ($17,457,200 ÷ 1,757,450 shares of beneficial interest issued and outstanding)	$9.93

See Notes to Financial Statements.

Prudential California Muni Income Fund	19

Statement of Operations

Six Months Ended February 28, 2011 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$5,768,076

Expenses
Management fee	520,481
Distribution fee—Class A	205,926
Distribution fee—Class B	17,026
Distribution fee—Class C	75,400
Custodian’s fees and expenses	37,000
Transfer agent’s fees and expenses (including affiliated expense of $8,700) (Note 3)	35,000
Registration fees	27,000
Audit fee	16,000
Reports to shareholders	15,000
Legal fees and expenses	12,000
Trustees’ fees	8,000
Insurance	3,000
Miscellaneous	6,980

Total expenses	978,813
Less: Custodian fee credit (Note 1)	(47)

Net expenses	978,766

Net investment income	4,789,310

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	152,801
Financial futures transactions	310,119

462,920

Net change in unrealized appreciation (depreciation) on:
Investments	(16,658,453)
Financial futures contracts	(48,488)

(16,706,941)

Net loss on investments	(16,244,021)

Net Decrease In Net Assets Resulting From Operations	$(11,454,711)

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2011	Year Ended August 31, 2010
Increase (Decrease) In Net Assets
Operations
Net investment income	$4,789,310	$9,690,644
Net realized gain (loss) on investment and financial futures transactions	462,920	(706,482)
Net change in unrealized appreciation (depreciation) on investments and financial futures	(16,706,941)	13,180,373

Net increase (decrease) in net assets resulting from operations	(11,454,711)	22,164,535

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(3,883,029)	(7,829,414)
Class B	(152,106)	(329,000)
Class C	(379,149)	(670,614)
Class Z	(453,678)	(698,401)

	(4,867,962)	(9,527,429)

Distributions from net realized gains
Class A	—	(912,308)
Class B	—	(45,987)
Class C	—	(77,403)
Class Z	—	(56,061)

	—	(1,091,759)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	12,771,648	35,504,237
Net asset value of shares issued in reinvestment of dividends and distributions	3,904,537	8,120,652
Cost of shares reacquired	(30,575,104)	(36,988,539)

Net increase (decrease) in net assets from Fund share transactions	(13,898,919)	6,636,350

Capital Contributions (Note 6)
Proceeds from regulatory settlement	—	4,464

Total increase (decrease)	(30,221,592)	18,186,161

Net Assets:
Beginning of period	222,964,949	204,778,788

End of period(a)	$192,743,357	$222,964,949

(a) Includes undistributed net investment income of:	$208,015	$286,667

See Notes to Financial Statements.

Prudential California Muni Income Fund	21

Notes to Financial Statements

(Unaudited)

Prudential California Muni Income Fund (the “Fund”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984. The Fund commenced investment operations on December 3, 1990. The Fund is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from federal and California state income taxes with the minimum of risk consistent with the preservation of capital. The Fund will invest primarily in investment grade municipal obligations but may also invest a portion of its assets in lower-quality municipal obligations or in non-rated securities which are of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Securities Valuations: The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. Futures contracts and options thereon traded on an exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. When determining the fair value of securities

22	Visit our website at www.prudentialfunds.com

some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial future contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures, there is a minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Prudential California Muni Income Fund	23

Notes to Financial Statements

(Unaudited) continued

Floating-Rate Notes Issued in Conjunction with Securities Held: The Fund may invest in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Certain securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Fund enters into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Fund transfers a fixed rate bond to a broker for cash. At the same time the Fund buys (receives) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Fund. The “trust” also issues floating rate notes (“floating rate notes”), which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Fund gives the Fund the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Fund thereby collapsing the trust. The Fund accounts for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Fund’s “Statement of Assets and Liabilities.” Interest expense related to the Fund’s liability in connection with the floating rate notes held by third parties is recorded as incurred. The interest expense is under the caption “interest expenses related to inverse floaters” in the Fund’s “Statement of Operations” and is also included in the Fund’s expense ratio. For the six months ended February 28, 2011, the Fund did not enter into any Tender Option Bond Transactions.

The Fund may also invest in inverse floaters without transferring a fixed rate bond into a trust, which is not accounted for as funded leverage. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

24	Visit our website at www.prudentialfunds.com

The Fund’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis as an adjustment to interest income. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management.

Net investment income or loss (other than distribution fees which are charged directly to the respective Class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily dividends from net investment income and pays monthly. Distributions of net capital gains, if any, are made at least annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulation and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Taxes: For federal income tax purposes, the Fund is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Prudential California Muni Income Fund	25

Notes to Financial Statements

(Unaudited) continued

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to and including $1 billion and .45% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was .50% of the Fund’s average daily net assets for the six months ended February 28, 2011.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, Class B and Class C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, Class B and Class C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, .50% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended February 28, 2011, PIMS has contractually agreed to limit such fees to .25% of the Class A shares. Through December 31, 2010, PIMS had contractually agreed to limit such fees to .75% of the average daily net assets of Class C shares. The effective distribution fee rate for Class C was .82% for the six months ended February 28, 2011.

PIMS has advised the Fund that it received $34,486 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 28,

26	Visit our website at www.prudentialfunds.com

2011. From these fees, PIMS paid a substantial part of such sales charges to affiliated broker-dealers which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that, for the six months ended February 28, 2011, it received $17,762 and $5,570 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and PIM are indirect wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities of the Fund excluding short-term investments, for the six months ended February 28, 2011 were $10,592,602 and $24,539,481, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$189,839,251	$9,031,035	$(8,533,755)	$497,280

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of accreting market discount for book and tax purposes as of the most recent fiscal year end.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and

Prudential California Muni Income Fund	27

Notes to Financial Statements

(Unaudited) continued

federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 4%. All investors who purchase Class A shares in an amount of $1 million or more are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, if they sell these shares within 12 months of purchase, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares sold within 12 months of purchase are subject to a CDSC of 1%. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. In addition, under certain limited circumstances, an exchange may be made from Class A to Class Z shares of the Fund. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

During the fiscal year ended August 31, 2010, the Fund received $4,464 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares. This amount is presented in the Statement of Changes in Net Assets. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

The Fund has authorized an unlimited number of shares of beneficial interest for each class at $.01 par value per share.

28	Visit our website at www.prudentialfunds.com

Class A	Shares	Amount
Six months ended February 28, 2011:
Shares sold	442,234	$4,658,211
Shares issued in reinvestment of dividends	313,506	3,200,394
Shares reacquired	(1,903,408)	(19,173,215)

Net increase (decrease) in shares outstanding before conversion	(1,147,668)	(11,314,610)
Shares issued upon conversion from Class B	56,797	590,166
Shares reacquired upon conversion into Class Z	(3)	(29)

Net increase (decrease) in shares outstanding	(1,090,874)	$(10,724,473)

Year ended August 31, 2010:
Shares sold	1,089,609	$11,335,564
Shares issued in reinvestment of dividends and distributions	648,481	6,736,435
Shares reacquired	(2,270,254)	(23,547,622)

Net increase (decrease) in shares outstanding before conversion	(532,164)	(5,475,623)
Shares issued upon conversion from Class B	112,872	1,169,691

Net increase (decrease) in shares outstanding	(419,292)	$(4,305,932)

Class B
Six months ended February 28, 2011:
Shares sold	62,459	$635,634
Shares issued in reinvestment of dividends	11,385	116,211
Shares reacquired	(76,213)	(758,623)

Net increase (decrease) in shares outstanding before conversion	(2,369)	(6,778)
Shares reacquired upon conversion into Class A	(56,776)	(590,166)

Net increase (decrease) in shares outstanding	(59,145)	$(596,944)

Year ended August 31, 2010:
Shares sold	154,342	$1,614,194
Shares issued in reinvestment of dividends and distributions	28,938	300,505
Shares reacquired	(248,983)	(2,576,758)

Net increase (decrease) in shares outstanding before conversion	(65,703)	(662,059)
Shares reacquired upon conversion into Class A	(112,789)	(1,169,691)

Net increase (decrease) in shares outstanding	(178,492)	$(1,831,750)

Class C
Six months ended February 28, 2011:
Shares sold	177,605	$1,841,679
Shares issued in reinvestment of dividends	27,545	281,466
Shares reacquired	(434,970)	(4,377,741)

Net increase (decrease) in shares outstanding	(229,820)	$(2,254,596)

Year ended August 31, 2010:
Shares sold	706,172	$7,333,116
Shares issued in reinvestment of dividends and distributions	53,867	559,973
Shares reacquired	(360,929)	(3,745,129)

Net increase (decrease) in shares outstanding	399,110	$4,147,960

Prudential California Muni Income Fund	29

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended February 28, 2011:
Shares sold	558,362	$5,636,124
Shares issued in reinvestment of dividends	29,962	306,466
Shares reacquired	(624,097)	(6,265,525)

Net increase (decrease) in shares outstanding before conversion	(35,773)	(322,935)
Shares issued upon conversion from Class A	3	29

Net increase (decrease) in shares outstanding	(35,770)	$(322,906)

Year ended August 31, 2010:
Shares sold	1,468,430	$15,221,363
Shares issued in reinvestment of dividends and distributions	50,329	523,739
Shares reacquired	(687,292)	(7,119,030)

Net increase (decrease) in shares outstanding	831,467	$8,626,072

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Prior to December 17, 2010, the Funds had another Syndicated Credit Agreement (the “Expired SCA”) of a $500 million commitment with an annualized commitment fee of 0.15% of the unused portion. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended February 28, 2011.

30	Visit our website at www.prudentialfunds.com

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2011		2010	2009	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.70		$10.14	$10.37	$10.55	$10.94	$11.14
Income (loss) from investment operations:
Net investment income	.24		.48	.47	.45	.47	.48
Net realized and unrealized gain (loss) on investments and financial futures	(.77)		.60	(.20)	(.10)	(.30)	(.14)
Total from investment operations	(.53)		1.08	.27	.35	.17	.34
Less Dividends and Distributions:
Dividends from net investment income	(.24)		(.47)	(.46)	(.47)	(.46)	(.47)
Distributions from net realized gains	-		(.05)	(.04)	(.06)	(.10)	(.07)
Total dividends and distributions	(.24)		(.52)	(.50)	(.53)	(.56)	(.54)
Capital Contributions	-		- (e)	-	-	-	-
Net asset value, end of period	$9.93		$10.70	$10.14	$10.37	$10.55	$10.94
Total Return(a):	(4.99)%		10.96%	2.94%	3.31%	1.55%	3.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$152,792		$176,414	$171,357	$190,613	$195,617	$136,509
Average net assets (000)	$166,106		$173,193	$170,257	$192,969	$183,767	$140,306
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.90%	(f)	.90%	.89%	.87% (c)	.92% (c)	.94%
Expenses, excluding distribution and service (12b-1) fees	.65%	(f)	.65%	.64%	.62% (c)	.67% (c)	.69%
Net investment income	4.64%	(f)	4.60%	4.82%	4.23%	4.40%	4.33%
For Class A, B, C and Z shares:
Portfolio turnover rate	5%	(d)(g)	19% (d)	30% (d)	41%	43%	40%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(c) The expense ratio reflects the interest and fees expenses related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is .87% and .89% and the expense ratio excluding 12b-1 and interest expense and fees is .62% and .64% for the years ended August 31, 2008 and 2007, respectively.

(d) The portfolio turnover rate including variable rate demand notes was 14%, 38% and 53% for the six months ended February 28, 2011, for the year ended August 31, 2010 and the year ended August 31, 2009, respectively.

(e) Less than $.005 per share.

(f)	Annualized

(g) Not annualized

See Notes to Financial Statements.

Prudential California Muni Income Fund	31

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended February 28,	Year Ended August 31,
	2011	2010	2009	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.70	$10.14	$10.37	$10.55	$10.94	$11.14
Income (loss) from investment operations:
Net investment income	.23	.45	.45	.42	.45	.45
Net realized and unrealized gain (loss) on investments and financial futures	(.77)	.60	(.20)	(.10)	(.30)	(.14)
Total from investment operations	(.54)	1.05	.25	0.32	.15	.31
Less Dividends and Distributions:
Dividends from net investment income	(.23)	(.44)	(.44)	(.44)	(.44)	(.44)
Distributions from net realized gains	-	(.05)	(.04)	(.06)	(.10)	(.07)
Total dividends and distributions	(.23)	(.49)	(.48)	(.50)	(.54)	(.51)
Capital Contributions	-	- (c)	-	-	-	-
Net asset value, end of period	$9.93	$10.70	$10.14	$10.37	$10.55	$10.94
Total Return(a):	(5.11)%	10.68%	2.69%	3.06%	1.29%	2.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,317	$7,444	$8,861	$13,283	$19,291	$21,264
Average net assets (000)	$6,867	$7,692	$9,922	$15,408	$20,405	$25,830
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.15% (d)	1.15%	1.14%	1.12% (b)	1.17% (b)	1.19%
Expenses, excluding distribution and service (12b-1) fees	.65% (d)	.65%	.64%	.62% (b)	.67% (b)	.69%
Net investment income	4.39% (d)	4.35%	4.57%	3.98%	4.13%	4.08%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The expense ratio reflects the interest and fees expenses related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is 1.12% and 1.14% and the expense ratio excluding 12b-1 and interest expense and fees is .62% and .64% for the years ended August 31, 2008 and 2007, respectively.

(c) Less than $.005 per share.

(d) Annualized.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Class C Shares
	Six Months Ended February 28,	Year Ended August 31,
	2011	2010	2009	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.70	$10.14	$10.37	$10.55	$10.94	$11.14
Income (loss) from investment operations:
Net investment income	.21	.43	.42	.40	.42	.42
Net realized and unrealized gain (loss) on investments and financial futures	(.77)	.60	(.20)	(.10)	(.30)	(.14)
Total from investment operations	(.56)	1.03	.22	.30	.12	.28
Less Dividends and Distributions:
Dividends from net investment income	(.21)	(.42)	(.41)	(.42)	(.41)	(.41)
Distributions from net realized gains	-	(.05)	(.04)	(.06)	(.10)	(.07)
Total dividends and distributions	(.21)	(.47)	(.45)	(.48)	(.51)	(.48)
Capital Contributions	-	- (d)	-	-	-	-
Net asset value, end of period	$9.93	$10.70	$10.14	$10.37	$10.55	$10.94
Total Return(a):	(5.27)%	10.42%	2.45%	2.82%	1.04%	2.66%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,176	$19,902	$14,804	$12,094	$8,488	$8,059
Average net assets (000)	$18,482	$16,699	$13,172	$9,567	$8,497	$8,182
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.47% (e)	1.40%	1.39%	1.37% (c)	1.42% (c)	1.44%
Expenses, excluding distribution and service (12b-1) fees	.65% (e)	.65%	.64%	.62% (c)	.67% (c)	.69%
Net investment income	4.06% (e)	4.10%	4.32%	3.74%	3.90%	3.83%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through December 31, 2010.

(c) The expense ratio reflects the interest and fees expenses related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is 1.37% and 1.39% and the expense ratio excluding 12b-1 and interest expense and fees is ..62% and .64% for the years ended August 31, 2008 and 2007, respectively.

(d) Less than $.005 per share.

(e) Annualized.

See Notes to Financial Statements.

Prudential California Muni Income Fund	33

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended February 28,	Year Ended August 31,
	2011	2010	2009	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.71	$10.14	$10.37	$10.56	$10.95	$11.14
Income (loss) from investment operations:
Net investment income	.25	.50	.50	.48	.50	.50
Net realized and unrealized gain (loss) on investments and financial futures	(.78)	.62	(.20)	(.11)	(.30)	(.12)
Total from investment operations	(.53)	1.12	.30	.37	.20	.38
Less Dividends and Distributions:
Dividends from net investment income	(.25)	(.50)	(.49)	(.50)	(.49)	(.50)
Distributions from net realized gains	-	(.05)	(.04)	(.06)	(.10)	(.07)
Total dividends and distributions	(.25)	(.55)	(.53)	(.56)	(.59)	(.57)
Capital Contributions	-	- (c)	-	-	-	-
Net asset value, end of period	$9.93	$10.71	$10.14	$10.37	$10.56	$10.95
Total Return(a):	(4.97)%	11.37%	3.21%	3.49%	1.80%	3.53%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,457	$19,205	$9,757	$9,312	$5,636	$4,985
Average net assets (000)	$18,462	$14,668	$8,616	$6,821	$5,566	$4,925
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.65% (d)	.65%	.64%	.62% (b)	.67% (b)	.69%
Expenses, excluding distribution and service (12b-1) fees	.65% (d)	.65%	.64%	.62% (b)	.67% (b)	.69%
Net investment income	4.89% (d)	4.84%	5.07%	4.50%	4.64%	4.58%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The expense ratio reflects the interest and fees expenses related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is .62% and .64% and the expense ratio excluding 12b-1 and interest expense and fees is .62% and .64% for the years ended August 31, 2008 and 2007, respectively.

(c) Less than $.005 per share.

(d) Annualized.

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus, contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus, should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential California Muni Income Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings as of the end of each calendar month is also available on the Fund’s website no sooner than approximately three business days prior to the end of the following month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential California Muni Income Fund
Share Class	A	B	C	Z
NASDAQ	PBCAX	PCAIX	PCICX	PCIZX
CUSIP	74440X100	74440X209	74440X308	74440X407

MF146E2    0199407-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 6

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date:	April 19, 2011

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	April 19, 2011